Property and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,330.5	$ 1,245.5	$ 1,096.2
Amortization expense	120.2	144.5	137.1
Asset impairment charges	$ 78.8	$ 39.5	$ 35.9